Accounts Payable and accrued Expenses Accounts Payable and Accrued Expense (Tables)	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts payable and accrued expense [Table Text Block]

	As of
	June 30, 2021	December 31, 2020
Accounts payable	$3,413	$4,695
Accrued operating	6,669	20,648
Accrued administrative	3,260	10,791
Accounts payable and accrued expenses	$13,342	$36,134